Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2013
CASH AND CASH EQUIVALENTS [Abstract]
Cash And Cash Equivalents
	December 31, 2013	December 31, 2012
Cash on hand and at banks	$ 158,037	$ 61,283
Short-term deposits and highly liquid funds	29,794	196,585
Total cash and cash equivalents	$ 187,831	$ 257,868